Taxation (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Components of income tax expense
Income tax (benefit) expense for the years ended December 31, 2020, 2019 and 2018 was as follows (in thousands of U.S. dollars):

	2020	2019	2018
Current income tax (benefit) expense
U.S.	$(97,155)	$12,899	$(6,872)
Non U.S.	44,764	64,069	33,887
Total current income tax (benefit) expense	$(52,391)	$76,968	$27,015
Deferred income tax expense (benefit)
U.S.	$60,932	$(25,850)	$(40,318)
Non U.S.	(25,560)	4,268	3,256
Total deferred income tax expense (benefit)	$35,372	$(21,582)	$(37,062)
Unrecognized tax expense (benefit)
U.S.	$—	$—	$—
Non U.S.	3,928	(2,850)	1,113
Total unrecognized tax expense (benefit)	$3,928	$(2,850)	$1,113
Total income tax (benefit) expense
U.S.	$(36,223)	$(12,951)	$(47,190)
Non U.S.	23,132	65,487	38,256
Total income tax (benefit) expense	$(13,091)	$52,536	$(8,934)

Income before taxes attributable to domestic and foreign operations
Income (loss) before taxes attributable to the Company’s domestic and foreign operations and a reconciliation of the actual income tax rate to the amount computed by applying the effective tax rate of 0% under Bermuda (the Company’s domicile) law to income (loss) before taxes was as follows for the years ended December 31, 2020, 2019 and 2018 (in thousands of U.S. dollars):

	2020	2019	2018
Domestic (Bermuda)	$3,894	$715,912	$33,759
Foreign	237,204	273,372	(128,687)
Income (loss) before taxes	$241,098	$989,284	$(94,928)

Reconciliation of effective tax rate

Reconciliation of effective tax rate (% of income (loss) before taxes)
Expected tax rate	0.0%	0.0%	0.0%
Foreign taxes at local expected tax rates	15.5	6.5	14.3
Impact of foreign exchange gains or losses	(8.1)	(0.5)	(4.2)
Unrecognized tax expense (benefit)	1.6	0.2	(1.2)
Tax-exempt income and expenses not deductible	(1.4)	(0.6)	7.3
Foreign branch tax	(3.3)	(1.2)	(4.1)
Valuation allowance	3.4	0.7	(12.3)
Outside basis difference in subsidiary	—	—	6.7
Other	(13.1)	0.2	2.9
Actual tax rate	(5.4)%	5.3%	9.4%

Components of net tax assets and liabilities
The components of net tax assets and liabilities at December 31, 2020 and 2019 were as follows (in thousands of U.S. dollars):

	December 31, 2020	December 31, 2019
Net tax assets	$182,077	$179,813
Net tax liabilities	(131,621)	(135,966)
Net tax assets	$50,456	$43,847

	December 31, 2020	December 31, 2019
Net current tax assets	$112,992	$65,000
Net deferred tax liabilities	(52,263)	(15,464)
Net unrecognized tax benefit	(10,273)	(5,689)
Net tax assets	$50,456	$43,847

Significant components of net deferred tax assets and liabilities	Significant components of the net deferred tax assets and liabilities at December 31, 2020 and 2019 were as follows (in thousands of U.S. dollars):

	December 31, 2020	December 31, 2019
Deferred tax assets
Discounting of loss reserves and adjustment to life policy reserves	$11,741	$15,924
Foreign tax credit carryforwards	198,263	173,936
Tax loss carryforwards	57,485	80,523
Unearned premiums	34,760	37,226
Unrealized appreciation and timing differences on foreign exchange revaluations	20,493	—
Other deferred tax assets	42,754	50,738
	$365,496	$358,347
Valuation allowance	(211,167)	(186,907)
Deferred tax assets	$154,329	$171,440
Deferred tax liabilities
Deferred acquisition costs	$67,850	$64,140
Goodwill and other intangibles	58,224	61,773
Equalization reserves	7,366	6,416
Unrealized appreciation and timing differences on investments	46,389	26,752
Unrealized appreciation and timing differences on foreign exchange revaluations	—	18,830
Other deferred tax liabilities	26,763	8,993
Deferred tax liabilities	$206,592	$186,904
Net deferred tax liabilities	$(52,263)	$(15,464)

Total amount of unrecognized tax benefits
The total amount of unrecognized tax benefits for the years ended December 31, 2020, 2019 and 2018 was as follows (in thousands of U.S. dollars):

	January 1, 2020	Changes in tax positions taken during a prior year	Tax positions taken during the current year	Change as a result of a lapse of the statute of limitations	Impact of the change in foreign currency exchange rates	December 31, 2020
Unrecognized tax benefits that, if recognized, would impact the effective tax rate	$4,185	$1,415	$—	$—	$480	$6,080
Interest and penalties recognized on the above	1,504	2,455	—	—	234	4,193
Total unrecognized tax benefits, including interest and penalties	$5,689	$3,870	$—	$—	$714	$10,273

	January 1, 2019	Changes in tax positions taken during a prior year	Tax positions taken during the current year	Change as a result of a lapse of the statute of limitations	Impact of the change in foreign currency exchange rates	December 31, 2019
Unrecognized tax benefits that, if recognized, would impact the effective tax rate	$6,639	$(3,560)	$1,258	$—	$(152)	$4,185
Interest and penalties recognized on the above	2,104	(669)	121	—	(52)	1,504
Total unrecognized tax benefits, including interest and penalties	$8,743	$(4,229)	$1,379	$—	$(204)	$5,689

	January 1, 2018	Changes in tax positions taken during a prior year	Tax positions taken during the current year	Change as a result of a lapse of the statute of limitations	Impact of the change in foreign currency exchange rates	December 31, 2018
Unrecognized tax benefits that, if recognized, would impact the effective tax rate	$6,460	$73	$346	$—	$(240)	$6,639
Interest and penalties recognized on the above	1,481	691	—	—	(68)	2,104
Total unrecognized tax benefits, including interest and penalties	$7,941	$764	$346	$—	$(308)	$8,743